Qualitative and Quantitative Information of Financial Risks - Schedule of Exchange Rate Sensitivity (Details) - Forward Currency Contracts € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Exchange Rate Sensitivity Euro
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on operating profit, increases due to exchange rate	€ (1,032)	€ (1,506)
Effect on operating profit, decreases due to exchange rate	€ 1,053	€ 1,537
Exchange Rate Sensitivity Euro One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on operating profit, increases due to exchange rate	€ 193	€ 216
Effect on operating profit, decreases due to exchange rate	€ (197)	€ (221)
Exchange Rate Sensitivity U.S. Dollar
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on operating profit, increases due to exchange rate	€ (3,035)	€ (4,431)
Effect on operating profit, decreases due to exchange rate	€ 3,223	€ 4,705
Exchange Rate Sensitivity
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on operating profit, increases due to exchange rate	€ (4,962)	€ (7,244)
Effect on operating profit, decreases due to exchange rate	€ 5,484	€ 8,007
Exchange Rate Sensitivity Euro Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.01	0.01
Decrease in exchange rate percentage points	(0.01)	(0.01)
Effect on operating profit, increases due to exchange rate	€ (122)	€ (132)
Effect on operating profit, decreases due to exchange rate	€ 125	€ 135
Exchange Rate Sensitivity Mexican Pesos
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on operating profit, increases due to exchange rate	€ 567	€ 636
Effect on operating profit, decreases due to exchange rate	€ (602)	€ (676)
Exchange Rate Sensitivity One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on operating profit, increases due to exchange rate	€ 928	€ 1,041
Effect on operating profit, decreases due to exchange rate	€ (1,025)	€ (1,150)
Exchange Rate Sensitivity Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.05	0.05
Decrease in exchange rate percentage points	(0.05)	(0.05)
Effect on operating profit, increases due to exchange rate	€ (587)	€ (634)
Effect on operating profit, decreases due to exchange rate	€ 649	€ 701
Exchange Rate Sensitivity China Renminbi
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in exchange rate percentage points	0.03	0.03
Decrease in exchange rate percentage points	(0.03)	(0.03)
Effect on operating profit, increases due to exchange rate	€ (359)	€ (388)
Effect on operating profit, decreases due to exchange rate	€ 381	€ 412